MUTUAL OF AMERICA                                     MUTUAL OF AMERICA
LIFE INSURANCE COMPANY                           THE NEXT 50 YEARS

                                                      320 PARK AVENUE
                                                      NEW YORK NY 10022
                                                      212 224 1600
                                                      212 224 2500 FAX

May 6, 2004

Via EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Re:    Mutual of America Separate Account No. 2
       Registration Statement on Form N-4 (File no. 033-05609; 811-03996) Certification pursuant to Rule 497(j) of the Securities Act of 1933

Commissioners:

On behalf of the above named Registrant, I certify pursuant to Rule 497(j) of the Securities Act of 1933 that the form of Prospectus that would have been filed by Registrant pursuant to Rule 497(b) would not have differed from that contained in the most recent amendment to registration statement, filed on April 30, 2004, and that the text of the most recent amendment to registration statement has been filed electronically.

Sincerely,

/s/ Thomas L. Martin

Thomas L. Martin
Senior Vice President and
Associate General Counsel